Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of geographical areas

	2025	2024	2023
Geographical breakdown
United States .....................................................................................................	$1,243	$850	$609
Germany .............................................................................................................	848	755	620
United Kingdom .................................................................................................	442	348	268
Other countries .................................................................................................	976	858	779
Revenue ...............................................................................................................	$3,509	$2,811	$2,276
Klarna’s non-current assets, composed of property and equipment, goodwill, intangible assets and other assets that are expected to be recovered more than twelve months after the reporting period:

	December 31, 2025	December 31, 2024	December 31, 2023
Non-current assets
Sweden ...............................................................................................................	$1,284	$412	$1,017
Germany .............................................................................................................	180	194	234
United States .....................................................................................................	100	101	155
United Kingdom .................................................................................................	199	167	151
Other countries .................................................................................................	232	326	200
Total non-current assets ...................................................................................	$1,995	$1,200	$1,757

Disclosure of disaggregation of revenue	The following table presents Klarna’s revenue disaggregated by category:

	2025	2024	2023
Transaction revenue ........................................................................................	$2,103	$1,792	$1,531
Consumer service revenue ............................................................................	397	344	237
Gain on sale of consumer receivables .........................................................	73	0	0
Interest income .................................................................................................	937	675	508
Revenue ..............................................................................................................	$3,509	$2,811	$2,276

Disclosure of disaggregation of interest income	The following table presents Klarna’s interest income by category:

Interest income	2025	2024	2023
Fair Financing ....................................................................................................	$617	$383	$318
"Snooze" fees ....................................................................................................	161	128	96
Debt securities ..................................................................................................	134	144	75
Incremental merchant fees ............................................................................	25	20	19
Interest income ..................................................................................................	$937	$675	$508